Accrued Expenses and Other Liabilities (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	As of December 31,	As of June 30,
	2025	2025
	US$	US$
Payroll payables	271,265	108,407
Accrued professional fees	82,100	52,219
Accrued audit fees	-	14,035
Reimbursable payables（1）	2,159,978	516,645
Accrued occupancy expenses	23,100	-
Accrued expenses and other liabilities	2,536,443	691,306

(1)	Reimbursable payables primarily consist of expenses paid on behalf of due to Guangzhou 3E Network and Guangzhou Sanyi Network.

	As of June 30,
	2025	2024	2023
	US$	US$	US$
Payroll payables	108,407	-	-
Accrued professional fees	52,219	-	2,204
Accrued audit fees	14,035	-	-
Reimbursable payables	516,645	-	-
Accrued expenses and other liabilities	691,306	-	2,204